CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Investment Trust (1933 Act File No. 333-179640; 1940 Act File No. 811-22670) (“Registrant”) hereby certifies (a) that the form of the prospectus used with respect to Class A, Class C, Class FI, Class R, Class R1 and Class I of Legg Mason Opportunity Trust, a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 6 to the Registrant’s Registration Statement (“Amendment No. 6”), and (b) that Amendment No. 6 was filed electronically.

Dated as of: May 1, 2015	By:	/s/ Rosemary D. Emmens
Name: Rosemary D. Emmens
Title: Assistant Secretary